SEGMENT INFORMATION - Revenue by Geography (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 7,000	$ 10,565	$ 16,787	$ 19,591
Other non IFRS 15 revenue	370	152	729	327
Total revenues	7,370	10,717	17,516	19,918
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,156	5,139	6,535	10,083
United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,265	1,292	2,699	2,048
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,038	1,186	2,040	2,017
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	999	1,047	2,209	2,141
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	707	899	1,264	1,622
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	463	459	1,104	781
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	237	365	609	674
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	135	178	327	225
Business services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,836	7,341	10,176	14,262
Other non IFRS 15 revenue	217	4	406	18
Total revenues	4,053	7,345	10,582	14,280
Business services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,000	5,028	6,257	9,874
Business services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	12	168	13	286
Business services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,016	174	2,003	332
Business services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	233	859	495	1,749
Business services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	181	896	377	1,616
Business services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	336	148	830	286
Business services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	58	68	201	119
Business services | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Infrastructure services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	968	959	1,970	2,090
Other non IFRS 15 revenue	152	146	320	304
Total revenues	1,120	1,105	2,290	2,394
Infrastructure services | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	112	84	187	161
Infrastructure services | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	370	376	916	914
Infrastructure services | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2	324	6	635
Infrastructure services | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	349	15	578	28
Infrastructure services | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	98	3	204	6
Infrastructure services | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	21	133	40	292
Infrastructure services | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	16	22	39	49
Infrastructure services | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	2	0	5
Industrials
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,196	2,265	4,641	3,239
Other non IFRS 15 revenue	1	2	3	5
Total revenues	2,197	2,267	4,644	3,244
Industrials | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	44	27	91	48
Industrials | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	883	748	1,770	848
Industrials | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	20	688	31	1,050
Industrials | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	417	173	1,136	364
Industrials | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	428	0	683	0
Industrials | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	106	178	234	203
Industrials | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	163	275	369	506
Industrials | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	135	176	327	220
Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Other non IFRS 15 revenue	0	0	0	0
Total revenues	0	0	0	0
Corporate and Other | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | United States of America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0	0	0	0
Corporate and Other | Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	$ 0	$ 0	$ 0	$ 0